Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Contract assets	$ 28,238	$ 18,000
Revenues	62,631	37,343	$ 25,461
Licensing
Related Party Transaction [Line Items]
Revenues	3,449	2,160	2,025
Engineering and other services
Related Party Transaction [Line Items]
Revenues	39,196	19,061	9,539
Equity Method Investee | Transactions with Equity Method Investees
Related Party Transaction [Line Items]
Accounts receivable	2,190	1,821
Contract assets	659	0
Accounts and Financing Receivable, after Allowance for Credit Loss	5,436	0
Purchases and open accounts payable	582	3,195
Related Party | Licensing
Related Party Transaction [Line Items]
Revenues	3,449	2,160	2,025
Related Party | Engineering and other services
Related Party Transaction [Line Items]
Revenues	$ 2,363	$ 810	$ 1,228